Document And Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Entity Central Index Key	0001231346
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity File Number	001-32135
Entity Registrant Name	Seabridge Gold Inc.
Entity Incorporation, State or Country Code	Z4
Entity Primary SIC Number	1040
Entity Address, Address Line One	106 Front Street East, Suite 400
Entity Address, Address Line Two	Toronto
Entity Address, City or Town	Ontario
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5A 1E1
City Area Code	(416)
Local Phone Number	367-9292
Title of 12(b) Security	Common Shares
Trading Symbol	SA
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	91,912,919
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	1180 Sixth Avenue
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10036
City Area Code	(212)
Local Phone Number	299-5656
Contact Personnel Name	Corporation Service Company
Entity Address, State or Province	NY